JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Ex-G4 Currency Strategies Fund

Prospectus dated November 29, 2011

JPMorgan Floating Rate Income Fund

Prospectus dated December 31, 2011

JPMorgan Inflation Managed Bond Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Multi-Sector Income Fund

Prospectus dated July 1, 2011, as supplemented

JPMorgan Credit Opportunities Fund

Prospectus dated September 15, 2011

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund

Prospectus dated July 1, 2011, as supplemented

JPMorgan Tax Aware Income Opportunities Fund

Prospectus dated February 24, 2011, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Asia Pacific Focus Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Unconstrained Equity Fund

Prospectuses dated November 29, 2011

J.P. Morgan Funds

JPMorgan Total Emerging Markets Fund

Prospectus dated November 29, 2011

JPMorgan Alternative Strategies Fund

Prospectus dated November 1, 2011, as supplemented

JPMorgan Diversified Real Return Fund

Prospectus dated December 31, 2011

J.P. Morgan Specialty Funds

Security Capital U.S. Core Real Estate Securities Fund

Prospectus dated August 26, 2011

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2010 Fund

JPMorgan SmartRetirement 2015 Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

Prospectus dated November 1, 2011

JPMorgan SmartRetirement 2055 Fund

Prospectus dated January 28, 2012

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus dated November 1, 2011

J.P. Morgan U.S. Equity Funds

JPMorgan U.S. Large Cap Core Plus Fund II

Prospectus dated September 29, 2011

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Value Plus Fund

JPMorgan U.S. Research Equity Plus Fund

Prospectus dated November 1, 2011, as supplemented

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Intrepid Multi Cap Fund

JPMorgan Mid Cap Core Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectus dated November 1, 2011

JPMorgan Equity Focus Fund

Prospectus dated May 27, 2011, as supplemented

SUP-CLASSA-212

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

JPMorgan Limited Duration Bond Fund

Prospectus dated July 1, 2011, as supplemented

J.P. Morgan Specialty Funds

JPMorgan U.S. Real Estate Fund

Prospectus dated May 1, 2011, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

Prospectuses dated November 1, 2011, as supplemented

JPMorgan Intrepid Mid Cap Fund

JPMorgan Market Expansion Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectus dated November 1, 2011

J.P. Morgan Investor Funds

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

Prospectus dated November 1, 2011

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan Short Term Bond Fund II

Prospectus dated July 1, 2011, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2011

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2011

J.P. MORGAN VALUE OPPORTUNITIES FUND

JPMorgan Value Opportunities Fund

Prospectus dated November 1, 2011, as supplemented

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Prospectus dated December 31, 2011

(Class A Shares)

Supplement dated February 29, 2012 to the Prospectuses as dated above, as supplemented

Effective February 29, 2012, item 12 in the section entitled “Sales Charges – Waiver of the Class A Sales Charge” in “How to Do Business with the Funds” is hereby deleted in its entirety and replaced with the following:

12.	Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was rolled over from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the IRA assets must be invested in the Funds’ IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once you have established the RPS Rollover IRA, you or your spouse or domestic partner can establish additional IRAs with J.P. Morgan Funds and convert existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE